Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ 3,807,764	$ 3,466,611	$ 3,096,550	$ 2,797,839
Foreign currency effects from intercompany long-term investment transactions, tax		13,200
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(433,830)	(404,091)	$ (326,670)	$ (243,822)
Net unrealized loss on hedging contracts, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(37,372)	(15,637)
Net unrealized gain on pension, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	812	645
Foreign currency effects from intercompany long-term investment transactions, net of tax benefits of $13.2 million in 2023 and 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(33,648)	(33,311)
Foreign currency effects from intercompany long-term investment transactions, tax	13,200
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ (363,622)	$ (355,788)